Segment reporting (Details 6) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 31,333	₨ 20,835
India [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	19,572	18,362
Switzerland [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	7,724	1,209
United States [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	1,285	532
Others [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 2,752	₨ 732